Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ (24)	$ 178
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	(12)	(32)
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	82	(168)
Net change in fair value of outstanding derivatives financial instruments recognized in: Other comprehensive income (loss)	9	(2)
Derivative financial asset (liability), net	55	(24)
Asset (liability), included in current portion of other long-term (liabilities) assets	(67)	(126)
Asset (liability), included in other long-term assets	$ 122	$ 102